Schedule of Financial Instruments at Fair Value (Details) - Fair Value, Inputs, Level 1 [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash, Held-For-Trading	$ 17,206	$ 56,130
Cash Equivalents, at Carrying Value	17,206	56,130
Cash and Cash Equivalents, Fair Value Disclosure	$ 17,206	$ 56,130